Average Annual Total Returns{- Fidelity® Value Fund} - 10.31 Fidelity Value Fund Retail PRO-10 - Fidelity® Value Fund	Fidelity Value Fund-Retail Class Return Before Taxes Past 1 year	Fidelity Value Fund-Retail Class Return Before Taxes Past 5 years	Fidelity Value Fund-Retail Class Return Before Taxes Past 10 years	Fidelity Value Fund-Retail Class After Taxes on Distributions Past 1 year	Fidelity Value Fund-Retail Class After Taxes on Distributions Past 5 years	Fidelity Value Fund-Retail Class After Taxes on Distributions Past 10 years	Fidelity Value Fund-Retail Class After Taxes on Distributions and Sales Past 1 year	Fidelity Value Fund-Retail Class After Taxes on Distributions and Sales Past 5 years	Fidelity Value Fund-Retail Class After Taxes on Distributions and Sales Past 10 years	RS013 Past 1 year	RS013 Past 5 years	RS013 Past 10 years
Total	35.38%	13.24%	14.20%	31.80%	11.29%	12.78%	22.36%	9.93%	11.43%	28.34%	11.22%	13.44%